Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 224,182	$ 215,836	$ 79,960
Accounts receivable, trade	285,378	286,810	242,699
Amounts due from related parties, net	5,067	5,540	6,840
Program rights, net	240,545	235,171	186,475
Prepaid expenses and other current assets	40,921	67,370	42,950
Deferred tax asset, net	39,802	59,272	7,516
Total current assets	835,895	869,999	566,440
Property and equipment, net	62,429	63,814	68,977
Program rights, net	768,820	765,609	597,355
Amounts due from related parties, net	3,454	3,214	3,502
Note receivable from related party			16,832
Deferred tax asset, net			41,250
Deferred carriage fees, net	45,122	47,304	69,343
Amortizable intangible assets, net		285,773	364,882
Indefinite-lived intangible assets		19,900	19,900
Intangible assets, net	285,894	305,673
Goodwill	83,173	83,173	83,173
Other assets	41,022	45,148
Other assets		20,728	15,043
Deferred financing costs, net of accumulated amortization of $2,490 and $16,388		24,420	7,199
Total assets	2,125,809	2,183,934	1,853,896
Current Liabilities:
Accounts payable	61,866	61,605	46,459
Accrued liabilities:
Interest	15,263	31,254	20,046
Employee related costs	41,100	57,160	44,578
Deferred carriage fees payable		1,217	2,218
Other accrued expenses		10,168	23,888
Other accrued expenses	13,132	11,385
Amounts due to related parties, net	833	5,336	10,678
Program rights obligations	164,297	146,339	116,190
Deferred revenue	25,488	23,853	17,859
Credit facility debt	5,950	5,950	50,000
Capital lease obligations	1,573	1,314	4,575
Total current liabilities	329,502	344,196	336,491
Program rights obligations	449,731	472,690	338,635
Senior notes	686,671	686,434	299,552
Senior subordinated notes			324,071
Credit facility debt	1,548,147	1,598,896	425,000
Capital lease obligations	15,287	14,363	15,677
Deferred tax liability, net	50,999	51,905
Other liabilities	50,329	52,445	89,639
Total liabilities	3,130,666	3,220,929	1,829,065
Commitments and contingencies
Stockholders' deficiency:
Preferred stock, $0.01 par value, 45,000,000 shares authorized; none issued
Paid-in capital	11,351	5,942	181,724
Accumulated deficit	(986,773)	(1,029,954)	(156,893)
Treasury stock, at cost	(17,614)	(1,677)
Accumulated other comprehensive loss	(12,544)	(12,027)
Total stockholders' (deficiency) equity	(1,004,857)	(1,036,995)	24,831
Total liabilities and stockholders' (deficiency) equity	2,125,809	2,183,934	1,853,896
Class A Common Stock [Member]
Stockholders' deficiency:
Common stock	588	586
Class B Common Stock [Member]
Stockholders' deficiency:
Common stock	$ 135	$ 135